SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract Assets (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Contract assets	$ 278,000	$ 278,000
Allowance for uncollectible balances	$ 278,000	$ 0